Other Payables - Schedule of Other Payables (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Other Liabilities Current [Abstract]
Payroll	$ 7,667,119	$ 3,699,169
Professional service fee	493,288	1,564,070
Payables for purchase of property and equipment	387,722	1,708,663
Payables for purchase of intangible assets		225,158
Others	1,894,654	569,783
Other payables, total	$ 10,442,783	$ 7,766,843